Leasing Arrangements (Tables)	12 Months Ended
Dec. 31, 2014
Finance Lease Receivables Included in Prepaid Expenses and Other and Other Assets

Finance lease receivables, which are included in Prepaid expenses and other and Other assets in our consolidated balance sheets, are comprised of the following:

				(dollars in millions)
At December 31,			2014			2013
	Leveraged Leases	Direct Finance Leases	Total	Leveraged Leases	Direct Finance Leases	Total

Minimum lease payments receivable	$1,095	$8	$1,103	$1,069	$16	$1,085
Estimated residual value	600	2	602	780	5	785
Unearned income	(535)	(2)	(537)	(589)	(4)	(593)

Total	$1,160	$8	$1,168	$1,260	$17	$1,277

Allowance for doubtful accounts			(78)			(90)

Finance lease receivables, net			$1,090			$1,187

Prepaid expenses and other			$4			$5
Other assets			1,086			1,182

			$1,090			$1,187

Schedule of Future Minimum Lease Payments Received from Capital Leases

The future minimum lease payments to be received from noncancelable capital leases (direct financing and leveraged leases), net of nonrecourse loan payments related to leveraged leases and allowances for doubtful accounts, along with expected receipts relating to operating leases for the periods shown at December 31, 2014, are as follows:

	(dollars in millions)
Years	Capital Leases	Operating Leases
2015	$46	$196
2016	115	168
2017	39	76
2018	57	51
2019	44	19
Thereafter	802	20

Total	$1,103	$530

Amortization of Capital Leases

Capital lease amounts included in Plant, property and equipment are as follows:

	(dollars in millions)
At December 31,	2014	2013
Capital leases	$319	$353
Less accumulated amortization	171	188

Total	$148	$165

Schedule of Aggregate Minimum Rental Commitments under Noncancelable Leases

The aggregate minimum rental commitments under noncancelable leases for the periods shown at December 31, 2014, are as follows:

	(dollars in millions)
Years	Capital Leases	Operating Leases
2015	$181	$2,499
2016	137	2,245
2017	113	1,960
2018	68	1,660
2019	39	1,369
Thereafter	60	4,670

Total minimum rental commitments	598	$14,403

Less interest and executory costs	82

Present value of minimum lease payments	516
Less current installments	158

Long-term obligation at December 31, 2014	$358